Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014	Aug. 26, 2014
Related Party Transaction [Line Items]
Selling, general and administrative expenses	$ 6,858	$ 6,364	$ 28,126	$ 24,729	$ 22,465
Francisco Partners Management, L.P.
Related Party Transaction [Line Items]
Annual advisory fees per year	1,500		1,500
Francisco Partners Consulting, LLC
Related Party Transaction [Line Items]
Outstanding accounts payable			0	305
Payment made for consulting services		162	512	342	580
Refund of previously paid consulting fees	(281)
Ajax Foresight Global Manufacturing Sdn. Bhd. (AFGM)
Related Party Transaction [Line Items]
Total purchases	251	$ 0	722
Outstanding accounts payable	$ 132		344
Precision Flow Inc
Related Party Transaction [Line Items]
Rent expense			963	1,155	975
Ceres
Related Party Transaction [Line Items]
Total purchases			137	841	1,556
Outstanding accounts payable			0	153
Outstanding sales			215	0	0
Outstanding accounts receivable			$ 0	$ 0	0
Vignani
Related Party Transaction [Line Items]
Payment made for consulting services					889
Former Chief Executive Officer
Related Party Transaction [Line Items]
Reimbursement receivable						$ 1,254
Selling, general and administrative expenses					173
Reimbursements received from related party					$ 324